Regulatory Matters - Schedule of General Rate Cases (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 19, 2026	Dec. 31, 2025	Dec. 16, 2025	Aug. 01, 2025	Jul. 24, 2025	May 21, 2025	May 14, 2025	May 07, 2025	Jan. 21, 2025	Dec. 05, 2024	May 31, 2024	May 11, 2024	Feb. 29, 2024	Feb. 14, 2024
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		$ 250
Subsequent Event
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	$ 14
Kentucky
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		18
General rate case authorizations, annualized incremental revenues, approved amount			$ 18
Hawaii
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		1
General rate case authorizations, annualized incremental revenues, approved amount					$ 1
Iowa
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		13
General rate case authorizations, annualized incremental revenues, approved amount				$ 8		$ 13						$ 5
Missouri
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		63
General rate case authorizations, annualized incremental revenues, approved amount								$ 63
Indiana, Step Increase
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		17
General rate case authorizations, annualized incremental revenues, approved amount							$ 17				$ 23		$ 25	$ 65
Virginia
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		15
Tennessee
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		1
General rate case authorizations, annualized incremental revenues, approved amount									$ 1
Illinois
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		105
General rate case authorizations, annualized incremental revenues, approved amount										$ 105
California, Step Increase
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes		$ 17
California, Step Increase | Subsequent Event
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	$ 14